Fair Value Measurements - Narrative (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jan. 01, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021	Apr. 02, 2023	Apr. 03, 2022	Dec. 29, 2019
Derivative [Line Items]
Deferred net gain on derivatives included in accumulated other comprehensive income	$ 11,040	$ 20,021	$ 19,601	$ 11,040	$ 19,601	$ 20,021	$ 20,399	$ 18,356	$ 20,282	$ 20,465	$ 21,721
Equity investments without readily determinable fair values		66				66	74
Net change						(980)	(901)	845
Gain On Cash Flow Hedges
Derivative [Line Items]
Deferred net gain on derivatives included in accumulated other comprehensive income	40	$ 9	(4)	40	(4)	9	(1)	(1)	$ 48	$ (5)	$ (2)
Net change	$ (8)		$ 1	$ 31	$ (3)	$ 10	$ 0	$ 1
Minimum
Derivative [Line Items]
Contract term						12 months
Maximum
Derivative [Line Items]
Contract term						18 months
Tranche 1
Derivative [Line Items]
Contract term				5 years
Tranche 2
Derivative [Line Items]
Contract term				10 years
Tranche 3
Derivative [Line Items]
Contract term				30 years
Interest rate swaps | Tranche 1
Derivative [Line Items]
Contract term		5 years		5 years
Interest rate swaps | Tranche 2
Derivative [Line Items]
Contract term		10 years		10 years
Interest rate swaps | Tranche 3
Derivative [Line Items]
Contract term		30 years		30 years